Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Other Current Assets [Abstract]
Inventories	$ 18,872	$ 18,088
Deferred mobilization expenses	34,276	43,825
Prepayments and advances	19,818	20,607
Other	7,327	2,013
Total	$ 80,293	$ 84,533